Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Issuable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 6,386	$ 14,650,519		$ (16,999,295)	$ (2,342,390)
Balance, shares at Dec. 31, 2015	63,859,000
Fair value vested options		457,881			457,881
Fair value of common shares, warrants and beneficial conversion feature of issued notes	$ 24	33,067			33,091
Fair value of common shares, warrants and beneficial conversion feature of issued notes, shares	240,000
Fair value of warrants issued for debt extension		455,975			455,975
Stock repurchase	$ (831)	(165,395)			(166,226)
Stock repurchase, shares	(8,311,324)
Proceeds from sale of common stock	$ 3,133	1,540,917	(20,020)		1,524,030
Proceeds from sale of common stock, shares	31,335,556
Share based compensation - shares issued for vendor services	$ 638	726,201			726,839
Share based compensation - shares issued for vendor services, shares	6,388,334
Share based compensation - shares issued for BOD services	$ 115	116,567			$ 116,682
Share based compensation - shares issued for BOD services, shares	1,150,000
Common shares issued upon exercise of options, shares
Net loss				(4,274,105)	$ (4,274,105)
Balance at Dec. 31, 2016	$ 9,465	17,815,732	(20,020)	(21,273,400)	(3,468,223)
Balance, shares at Dec. 31, 2016	94,661,566
Fair value of common shares, warrants and beneficial conversion feature of issued notes	$ 5	154,345			154,350
Fair value of common shares, warrants and beneficial conversion feature of issued notes, shares	50,000
Proceeds from sale of common stock	$ 1,118	774,882	20,000		796,000
Proceeds from sale of common stock, shares	11,182,143
Fair value vested options and warrants		445,085			445,085
Fair value of common shares issued for services	$ 829	2,086,881	450		2,088,160
Fair value of common shares issued for services, shares	8,280,435
Fair value of common stock issued upon conversion Preferred Series A	$ 286	303,355			303,641
Fair value of common stock issued upon conversion Preferred Series A, shares	2,862,006
Fair value of common stock issued upon conversion of debt	$ 103	181,742			$ 181,845
Fair value of common stock issued upon conversion of debt, shares	1,026,195				1,026,195
Common shares issued upon exercise of put option	$ 66	49,934			$ 50,000
Common shares issued upon exercise of put option, shares	656,168
Fair value of shares of common stock issued to settle accounts payable	$ 40	55,960			$ 56,000
Fair value of shares of common stock issued to settle accounts payable, shares	400,000
Fair value of warrants issued to extinguish debt and accounts payable		870,658			$ 870,658
Common shares issued upon exercise of options, shares
Net loss				(7,266,553)	$ (7,266,553)
Balance at Dec. 31, 2017	$ 11,912	22,738,574	430	(28,539,953)	(5,789,037)
Balance, shares at Dec. 31, 2017	119,118,513
Fair value vested options		1,413,304			1,413,304
Fair value of warrants issued for debt extension		1,074,602			1,074,602
Stock repurchase	$ (70)	(19,930)			(20,000)
Stock repurchase, shares	(700,000)
Proceeds from sale of common stock	$ 1,746	2,976,754			$ 2,978,500
Proceeds from sale of common stock, shares	17,459,067				1,679,276
Fair value of common shares issued for services	$ 479	1,547,380	(430)		$ 1,547,429
Fair value of common shares issued for services, shares	4,790,181
Fair value of common stock issued upon conversion of debt	$ 1,865	3,063,972			3,065,837
Fair value of common stock issued upon conversion of debt, shares	18,647,831
Common shares issued upon exercise of put option	$ 305	999,695			1,000,000
Common shares issued upon exercise of put option, shares	3,048,105
Common shares issued upon exercise of warrants	$ 1,191	20,809			22,000
Common shares issued upon exercise of warrants, shares	11,917,705
Common shares issued upon exercise of options	$ 49	34,084			$ 34,133
Common shares issued upon exercise of options, shares	487,620				487,620
Fair value of common stock issued upon conversion of accrued expenses	$ 41	582,292			$ 582,333
Fair value of common stock issued upon conversion of accrued expenses, shares	407,226
Net loss				(8,192,523)	(8,192,523)
Balance at Sep. 30, 2018	$ 17,518	$ 34,431,536		$ (36,732,476)	$ (2,283,422)
Balance, shares at Sep. 30, 2018	175,176,248